Trade Receivables and Trade Payables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Trade Receivables and Trade Payables [Abstract]
Schedule of Trade Receivables Non-Current and Current
	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Trade receivables
Non-current
Project retention receivables	2,478,739	2,195,683	521,230

Current
Trade receivables	16,195,071	19,435,129	4,613,680
Project retention receivables	1,168,425	3,363,472	798,450
Accrued liquidated ascertained damages to sub-contractors	2,011,284	831,374	197,359
Less: Provision for expected credit loss	(580,425)	(853,500)	(202,611)
Total current trade receivables	18,794,355	22,776,475	5,406,878
Total trade receivables	21,273,094	24,972,158	5,928,108

Increase/(Decrease) in provision for expected credit loss	552,876	(273,075)	(72,922)
Increase in total trade receivables	5,371,214	3,699,064	878,116

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Non-Current
Project retention receivables	2,665,887	2,478,739	553,846

Current
Trade receivables	12,156,133	16,195,071	3,618,606
Project retention receivables	698,429	1,168,425	261,071
Accrued liquidated ascertained damages to sub-contractors	408,980	2,011,284	449,399
Less: Provision for expected credit loss	(27,549)	(580,425)	(129,689)
Total current trade receivables	13,235,993	18,794,355	4,199,387
Total trade receivables	15,901,880	21,273,094	4,753,233

Increase in provision for expected credit loss	—	552,876	123,534
Increase in total trade receivables	11,922,137	5,371,214	1,200,137

Schedule of Net Trade Receivables

The aging of the Group’s net trade receivables is as follows:

	Gross	Impaired	Total
	RM	RM	RM	Convenience Translation USD
As of June 30, 2025 (Unaudited)
Current	4,764,950	(6,577)	4,758,373	1,129,585

Past due
1 – 30 days	3,160,798	(4,058)	3,156,740	749,374
31 – 60 days	1,443,752	(4,373)	1,439,379	341,692
61 – 90 days	4,534,038	(3,522)	4,530,516	1,075,493
More than 90 days	5,531,591	(834,970)	4,696,621	1,114,925
	14,670,179	(846,923)	13,823,256	3,281,484
	19,435,129	(853,500)	18,581,629	4,411,069
	Gross	Impaired	Total
	RM	RM	RM	Convenience Translation USD
As of December 31, 2024 (Audited)
Current	9,400,268	(6,577)	9,393,691	2,098,915

Past due
1 – 30 days	2,660,393	(4,058)	2,656,335	593,528
31 – 60 days	1,144,998	(4,373)	1,140,625	254,860
61 – 90 days	958,805	(3,522)	955,283	213,447
More than 90 days	2,030,607	(561,895)	1,468,712	328,167
	6,794,803	(573,848)	6,220,955	1,390,002
	16,195,071	(580,425)	15,614,646	3,488,917

The aging of the Group’s net trade receivables is as follows:

	Gross	Impaired	Total
	RM	RM	RM	Convenience Translation USD
2024

Current	9,400,268	(6,577)	9,393,691	2,098,915

Past due
1 – 30 days	2,660,393	(4,058)	2,656,335	593,528
31 – 60 days	1,144,998	(4,373)	1,140,625	254,860
61 – 90 days	958,805	(3,522)	955,283	213,447
More than 90 days	2,030,607	(561,895)	1,468,712	328,167
	6,794,803	(573,848)	6,220,955	1,390,002
	16,195,071	(580,425)	15,614,646	3,488,917

	Gross	Impaired	Total
	RM	RM	RM	Convenience Translation USD
2023

Current	5,719,798	—	5,719,798	1,245,736

Past due
1 – 30 days	3,541,179	—	3,541,179	771,247
31 – 60 days	497,090	—	497,090	108,263
61 – 90 days	576,296	—	576,296	125,513
More than 90 days	1,821,770	(27,549)	1,794,221	390,770
	6,436,335	(27,549)	6,408,786	1,395,793
	12,156,133	(27,549)	12,128,584	2,641,529

Schedule of Allowance for Expected Credit Losses

The movements in the Group’s allowance for expected credit losses are as follows:

	ECL – not credit impaired	ECL – credit impaired	Total
	RM	RM	RM	Convenience Translation USD
Trade receivables
As of December 31, 2023	—	27,549	27,549	6,156
Charge for the year	95,976	484,449	580,425	129,689
Reversal during the year	—	(27,549)	(27,549)	(6,156)
As of December 31, 2024	95,976	484,449	580,425	129,689
As of January 1, 2025	95,976	484,449	580,425	137,786
Charge for the year	—	649,075	649,075	154,083
Reversal during the year	—	(376,000)	(376,000)	(89,258)
As of June 30, 2025	95,976	757,524	853,500	202,611

The movements in the Group’s allowance for expected credit losses are as follows:

	ECL – not credit impaired	ECL – credit impaired	Total
	RM	RM	RM	Convenience Translation USD
Trade receivables

Balance as at 1 January 2024	—	27,549	27,549	6,156
Charge for the year	95,976	484,449	580,425	129,689
Reversal during the year	—	(27,549)	(27,549)	(6,156)
Balance as at 31 January 2024	95,976	484,449	580,425	129,689

Balance as at 1 January 2023	—	27,549	27,549	6,000
Charge for the year	—	—	—	—
Balance as at 31 January 2023	—	27,549	27,549	6,000

Schedule of Trade Payables
	As of December 31, 2024 (Audited)	As of June 30, 2025 (Unaudited)	As of June 30, 2025 (Unaudited)
	RM	RM	Convenience Translation USD
Trade payables
Trade payables	25,204,848	22,586,074	5,361,679
Project retention payables	2,191,966	2,568,256	609,675
Total trade payables	27,396,814	25,154,330	5,971,354

Decrease in total trade payables	(11,022,059)	(2,242,484)	(532,340)

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2024
	RM	RM	Convenience Translation USD
Trade payables	37,268,115	25,204,848	5,631,739
Project retention payable	1,150,758	2,191,966	489,770
Total trade payables	38,418,873	27,396,814	6,121,509

Increase/(Decrease) in total trade payables	19,827,253	(11,022,059)	(2,462,755)